Severance Indemnities and Pension Plans (Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 20,236	¥ 55,684
Accumulated benefit obligations	18,706	52,578
Fair value of plan assets	5,475	37,033
Foreign Offices and Subsidiaries, Pension Benefits and Other Benefits [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	110,315	57,972
Accumulated benefit obligations	101,053	54,499
Fair value of plan assets	¥ 65,879	¥ 25,812